SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 24–  SUBSEQUENT EVENTS

In May 2020, the Company launched Xiaobai Maimai, a social e-commerce mobile platform (the “Platform”) offering high-quality and affordable branded products to prospective and existing customers. The Platform will leverage the Company’s integrated buyer resources to select and source goods globally, and deploy a membership rating system that rewards users with a commission for every purchase, share or recommendation of a product made to friends. Such social e-commerce model is designed to benefit customers with commissions for shopping and sharing products and help reduce our marketing expenses, which will position the Company to drive the integration of both e-commerce and consumer financing platforms and support sustainable growth going forward.

The Company has analyzed its operations subsequent to March 31, 2020, through the date the financial statements were available to and have determined that the Company does not have any material subsequent events to disclose in these consolidated financial statements.